RELATED PARTY TRANSACTIONS (Summary of Leasing Revenues Earned From Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Profit share	$ 18,677	$ 5,615	$ 1,779
Direct financing lease interest income	1,744	3,796	9,623
Direct financing lease service revenue	6,903	9,855	22,095
Golden Ocean
Related Party Transaction [Line Items]
Operating lease income	52,000	51,100
Operating lease income			53,300
Profit share	0	800	300
Frontline Shipping
Related Party Transaction [Line Items]
Profit share	18,600	4,800	1,500
Direct financing lease interest income	1,700	3,800	9,600
Direct financing lease service revenue	6,900	9,900	22,100
Direct financing lease repayments	$ 6,500	$ 7,900	$ 16,800